Exhibit 99.4

Rebuttal Findings 07.13.2026

Seller:

Deal ID:

Total Loan Count: 609

Loans by Grade in Population
Loan Grade	Count	Percentage
1	511	83.91%
2	43	7.06%
3	55	9.03%

Trade Summary
Loan Status	Count	Percentage
Review Complete	554	90.97%
In Rebuttal	55	9.03%

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	108	98	98	55	53	0	0	55	0	44	9
2	1	1	1	0	1	0	0	0	0	0	1
1	1718	0	0	1718	0	0	0	0	0	0	1718

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Compliance	18	18	0	0	10	0	2
Security Instrument - Name Discrepancy	5	5	0	0	1	0	0
Security Instrument - Inaccurate	4	4	0	0	3	0	0
Security Instrument - Incomplete	3	3	0	0	3	0	0
Security Instrument - Non-Borrowing Spouse/Missing	3	3	0	0	3	0	0
Rescission Test	2	2	0	0	0	0	2
Security Instrument - Trust Missing	1	1	0	0	0	0	0
Credit	4	3	0	1	0	0	0
DTI - Exceeds Guidelines - originator (not pcqc eligible)	2	2	0	0	0	0	0
Income - Missing Income Documents	1	1	0	0	0	0	0
Income Variance	1	0	0	1	0	0	0
Valuation	87	87	0	0	45	0	42
Appraisal - Value is not supported within a 10% variance	87	87	0	0	45	0	42